Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 869,831	$ 1,178,752
Amounts due from subsidiaries, net	73,042	5,834
Derivative assets	7,286	23,351
Prepaid expenses and other current assets	434,177	353,781
Total current assets	4,771,827	4,185,822
Deferred tax assets, net	236,503	170,656
Other non-current assets	174,453	184,952
TOTAL ASSETS	7,388,342	6,536,854
Current liabilities:
Short-term borrowings, including long-term borrowings - current portion	1,271,215	1,202,285
Amounts due to subsidiaries, net	143	314
Other current liabilities	242,783	237,316
Total current liabilities	4,038,148	3,588,355
Convertible notes	224,675	223,214
Deferred tax liabilities	48,150	49,080
Liability for uncertain tax positions	7,448	14,729
TOTAL LIABILITIES	5,261,904	4,644,069
Equity:
Common shares - no par value: unlimited authorized shares, 59,820,384 and 64,022,678 shares issued and outstanding at December 31, 2020 and 2021, respectively	835,543	687,033
Additional paid-in capital	(19,428)	(28,236)
Retained earnings	1,035,552	940,304
Accumulated other comprehensive loss	(50,584)	(28,679)
Total Canadian Solar Inc. shareholders' equity	1,801,083	1,570,422
TOTAL LIABILITIES AND EQUITY	7,388,342	6,536,854
Parent Company | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	27,432	33,709
Restricted cash		1,316
Amounts due from subsidiaries, net		288,226
Derivative assets	521	1,111
Prepaid expenses and other current assets	5,318	22,672
Total current assets	33,271	347,034
Investment in subsidiaries	1,992,658	1,525,951
Investments in affiliates	10,755	5,322
Deferred tax assets, net	1,946	21,358
Other non-current assets	45,213	40,456
TOTAL ASSETS	2,083,843	1,940,121
Current liabilities:
Short-term borrowings, including long-term borrowings - current portion		80,000
Amounts due to subsidiaries, net	43,415
Other current liabilities	5,676	32,969
Total current liabilities	49,091	112,969
Convertible notes	224,675	223,214
Deferred tax liabilities	1,562	20,169
Liability for uncertain tax positions	7,432	13,347
TOTAL LIABILITIES	282,760	369,699
Equity:
Common shares - no par value: unlimited authorized shares, 59,820,384 and 64,022,678 shares issued and outstanding at December 31, 2020 and 2021, respectively	835,543	687,033
Additional paid-in capital	(19,428)	(28,236)
Retained earnings	1,035,552	940,304
Accumulated other comprehensive loss	(50,584)	(28,679)
Total Canadian Solar Inc. shareholders' equity	1,801,083	1,570,422
TOTAL LIABILITIES AND EQUITY	$ 2,083,843	$ 1,940,121